Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Feb. 01, 2017	Jun. 30, 2016
Document Documentand Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Entity Registrant Name	CAESARS ENTERTAINMENT Corp
Entity Central Index Key	0000858339
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		147,184,937
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 444
Entity Well-known Seasoned Issuer	No
Trading Symbol	CZR